Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment
#: 1
	$ 11,000,000	Taxes	UNITED STATES	United States Department of the Treasury [Member]
#: 2
	6,495,118	Comm. Social Resp.	UNITED STATES	Pension Benefit Guarantee Corporation [Member]
#: 3
	5,379,985	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]
#: 4
	731,599	Taxes	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 5
	399,488	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 6
	6,484,252	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 7
	3,069,450	Taxes	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 8
	1,639,019	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 9
	$ 26,845,185	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]